Form N-1A Cover	Mar. 27, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Columbia ETF Trust I
Entity Central Index Key	0001551950
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 27, 2026
Prospectus Date	Sep. 15, 2025